RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for HSBC Aggressive Strategy Fund, HSBC Balanced Strategy Fund, HSBC Conservative Strategy Fund, and HSBC Moderate Strategy Fund that were filed with the Securities and Exchange Commission pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on October 14, 2011 (Accession No. 0000930413-11-006648), which is incorporated herein by reference.